Contingent liabilities (Details) Tsh in Thousands	1 Months Ended				3 Months Ended				9 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 TZS (Tsh)	May 31, 2025 USD ($)	May 31, 2025 TZS (Tsh)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 TZS (Tsh)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 TZS (Tsh)	Dec. 31, 2025 USD ($)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Other current provisions					$ 3,197,497				$ 3,197,497			$ 3,438,235		Tsh 8,430,000
Interest paid					4,278,974				4,278,974
Withholding tax expense					211,425	$ 0			386,534	$ 0
VAT payable					70,225				70,225			$ 12,684			$ 266,524
Tax contingent liability
Disclosure of contingent liabilities [line items]
Unpaid taxes			$ 705,779	Tsh 1,860,000
Interest on unpaid taxes	$ 281,580	Tsh 740,000	68,063	179,690
Penalty on unpaid taxes			$ 5,430,000	Tsh 14,330,000
Kabanga Nickel Company Ltd
Disclosure of contingent liabilities [line items]
Other current provisions													$ 3,440,000
Interest paid					$ 4,680,000				$ 4,680,000		Tsh 12,360,000
Withholding tax expense							$ 186,271	Tsh 491,760